Group Income Statement - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue	R 73,896	R 61,379	R 49,275
Cost of sales	(49,635)	(47,233)	(39,535)
Production costs	(43,155)	(38,923)	(34,866)
Amortisation and depreciation	(4,842)	(4,642)	(3,454)
Impairment of assets	0	(2,793)	0
Other items	(1,638)	(875)	(1,215)
Gross profit	24,261	14,146	9,740
Corporate, administration and other expenditure	(1,647)	(1,294)	(1,044)
Exploration expenditure	(915)	(1,047)	(506)
Gains/(losses) on derivatives	(59)	453	(194)
Foreign exchange translation gain/(loss)	(107)	97	(634)
Remeasurement of contingent consideration (c)	(830)	(484)	(64)
Other operating expenses	(346)	(195)	(204)
Operating profit	20,357	11,676	7,094
Acquisition-related costs	(40)	0	(214)
Share of profits from associate	106	81	57
Impairment of investments in associate	(23)	0	0
Investment income	1,504	809	663
Finance costs	(698)	(796)	(994)
Profit before taxation	21,206	11,770	6,606
Taxation	(6,658)	(3,082)	(1,723)
Net profit for the year	14,548	8,688	4,883
Attributable to:
Non-controlling interest	164	101	63
Owners of the parent	R 14,384	R 8,587	R 4,820
Earnings per ordinary share (cents)
Total earnings	R 23.13	R 13.86	R 7.80
Diluted earnings per ordinary share (cents)
Total earnings	R 22.88	R 13.64	R 7.77